UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

PRIMECAP Management Company
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2006 - (Unaudited)

Shares		Value

	COMMON STOCKS - 88.7%
	Consumer Discretionary - 10.6%
3,200	Blue Nile, Inc. (a)	$119,520
14,000	CarMax, Inc. (a)	418,460
26,700	DIRECTV Group, Inc. (The) (a)	369,261
10,000	Dress Barn, Inc. (a)	461,400
10,000	Eastman Kodak Co.	251,000
14,700	Kohl's Corp. (a)	652,533
20,000	Mattel, Inc.	330,000
3,600	Nordstrom, Inc.	150,192
11,500	Sony Corp. - ADR	562,350
3,150	Target Corp.	172,463
9,750	Time Warner, Inc.	170,918
18,750	TJX Cos, Inc.	478,687
15,100	Univision Communications, Inc. - Class A (a)	480,784
8,000	Walt Disney Co. (The)	202,480
		4,820,048
	Consumer Staples - 0.3%
10,700	Cott Corp. (a)	124,655

	Energy - 6.8%
1,200	Arch Coal, Inc.	104,064
2,080	Chevron Corp.	123,510
5,400	Cooper Cameron Corp. (a)	261,306
6,000	EnCana Corp.	299,160
3,800	EOG Resources, Inc.	321,252
1,400	GlobalSantaFe Corp.	85,470
4,000	Murphy Oil Corp.	228,000
5,422	National Oilwell Varco, Inc. (a)	412,452
550	Noble Corp.	44,242
1,100	Pioneer Natural Resources Co.	58,410
6,200	Pogo Producing Co.	371,938
6,100	Schlumberger Ltd.	777,445
		3,087,249
	Financials - 7.3%
6,400	American International Group, Inc.	418,944
17,000	Bank of New York Co., Inc. (The)	540,770
220	Berkshire Hathaway, Inc. - Class B (a)	645,040
5,750	Chubb Corp.	542,512
3,300	Fannie Mae	191,202
3,700	Fifth Third Bancorp	139,009
17,650	Marsh & McLennan Cos, Inc.	536,384
2,950	MBIA, Inc.	181,602
3,000	Washington Mutual, Inc.	126,960
		3,322,423
	Health Care - 21.5%
4,300	Affymetrix, Inc. (a)	164,174
1,200	Amgen, Inc. (a)	87,468
19,750	Biogen Idec, Inc. (a)	883,812
27,700	Eli Lilly & Co.	1,568,374
15,100	GlaxoSmithKline PLC - ADR	773,724

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2006 - (Unaudited), (continued)

Shares		Value

	Health Care (continued)
9,000	Guidant Corp.	$662,400
13,800	Medtronic, Inc.	779,286
23,550	Novartis AG - ADR	1,299,018
37,900	Pfizer, Inc.	973,272
4,400	Pharmacyclics, Inc. (a)	21,648
6,200	Roche Holding AG - CHF	979,624
18,800	Sepracor, Inc. (a)	1,069,908
12,900	Waters Corp. (a)	541,155
		9,803,863
	Industrials - 13.3%
3,000	3M Co.	218,250
18,000	Alaska Air Group, Inc. (a)	574,740
11,600	Avery Dennison Corp.	692,984
2,200	Burlington Northern Santa Fe Corp.	176,264
3,000	Canadian National Railway Co.	271,170
8,200	Caterpillar, Inc.	556,780
11,000	Chicago Bridge & Iron Co. N.V. - ADR	339,350
2,050	Fluor Corp.	180,297
16,300	JetBlue Airways Corp. (a)	212,552
12,400	McDermott International, Inc. (a)	644,800
4,200	Norfolk Southern Corp.	209,328
16,300	Pall Corp.	469,440
1,100	Raytheon Co.	45,067
52,400	Southwest Airlines Co.	862,504
2,300	Thomas & Betts Corp. (a)	102,695
5,800	Union Pacific Corp.	513,068
		6,069,289
	Information Technology - 19.0%
5,050	Accenture Ltd. - Class A	159,227
14,100	Agilent Technologies, Inc. (a)	478,131
15,200	Applied Materials, Inc.	289,560
26,500	ASML Holding N.V. - ADR (a)	598,635
4,500	Comverse Technology, Inc. (a)	123,255
25,950	Corning, Inc. (a)	631,882
29,700	EMC Corp. (a)	397,980
2,400	Emulex Corp. (a)	44,040
6,000	First Data Corp.	270,600
496	Freescale Semiconductor, Inc. - Class B (a)	12,524
19,000	Intel Corp.	404,130
11,300	Intuit, Inc. (a)	591,329
4,000	KLA-Tencor Corp.	207,920
7,500	L.M. Ericsson Telephone Co. - ADR	273,600
30,000	Microsoft Corp.	844,500
6,000	Motorola, Inc.	136,260
130,000	Nortel Networks Corp. (a)	390,000
8,000	Nvidia Corp. (a)	359,680
47,700	Oracle Corp. (a)	599,589
7,200	Paychex, Inc.	261,720

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2006 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
4,100	Research In Motion Ltd. (a)	$276,750
1,600	Silicon Laboratories, Inc. (a)	78,768
31,600	Symantec Corp. (a)	580,808
21,300	Texas Instruments, Inc.	622,599
		8,633,487
	Materials - 9.0%
14,400	Alcoa, Inc.	453,600
10,750	Dow Chemical Co. (The)	454,725
6,500	Inco Ltd.	333,320
2,000	Minerals Technologies, Inc.	111,740
5,450	Monsanto Co.	461,124
6,000	Newmont Mining Corp.	370,800
2,400	Phelps Dodge Corp.	385,200
4,000	Potash Corp. of Saskatchewan	359,960
3,250	Praxair, Inc.	171,210
8,000	Vulcan Materials Co.	575,040
6,200	Weyerhaeuser Co.	432,512
		4,109,231
	Telecommunication Services - 0.9%
18,450	Sprint Corp.	422,321

	TOTAL COMMON STOCKS
	(cost $35,000,667)	40,392,566
Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 13.7%
$6,252,525	Dreyfus Institutional US Treasury Money Market Fund	6,252,525
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,252,525)	6,252,525
	TOTAL INVESTMENTS
	(cost $41,253,192^) - 102.4%	46,645,091
	Liabilities in Excess of Other Assets - (2.4)%	(1,102,462)
	TOTAL NET ASSETS - 100.0%	$45,542,629

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt

CHF -	Swiss Security

(a)	Non Income Producing

^ The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows:
	Cost of investments	$41,281,882
	Gross unrealized appreciation	$5,828,341
	Gross unrealized depreciation	(465,132)
	Net unrealized appreciation	$5,363,209

Because tax adjustments are calculated annually, the above table reflects tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2006 - (Unaudited)

Shares		Value

	COMMON STOCKS - 82.8%
	Consumer Discretionary - 10.8%
50,000	99 Cents Only Stores (a)	$522,000
24,050	CarMax, Inc. (a)	718,854
37,500	DIRECTV Group, Inc. (The) (a)	518,625
18,000	Dress Barn, Inc. (a)	830,520
26,000	Gentex Corp.	434,200
12,950	Kohl's Corp. (a)	574,850
30,000	Mattel, Inc.	495,000
6,700	Nordstrom, Inc.	279,524
40,000	Quiksilver, Inc. (a)	560,800
13,500	Sony Corp. - ADR	660,150
6,050	Target Corp.	331,238
17,150	Time Warner, Inc.	300,640
27,550	TJX Cos, Inc.	703,351
30,400	Univision Communications, Inc. - Class A (a)	967,936
3,500	Walt Disney Co. (The)	88,585
10,450	Yum! Brands, Inc.	516,962
		8,503,235
	Energy - 5.3%
3,129	Chevron Corp.	185,800
9,000	Cooper Cameron Corp. (a)	435,510
5,600	EnCana Corp.	279,216
5,200	EOG Resources, Inc.	439,608
8,000	Murphy Oil Corp.	456,000
3,200	National Oilwell Varco, Inc. (a)	243,424
2,000	Noble Corp.	160,880
5,600	Pogo Producing Co.	335,944
4,000	Pride International, Inc. (a)	141,240
10,250	Schlumberger Ltd.	1,306,363
2,400	Transocean, Inc. (a)	194,760
		4,178,745
	Financials - 5.5%
12,550	American International Group, Inc.	821,523
9,100	Bank of New York Co., Inc. (The)	289,471
220	Berkshire Hathaway, Inc. - Class B (a)	645,040
5,442	Chubb Corp.	513,453
6,000	Fifth Third Bancorp	225,420
29,850	Marsh & McLennan Cos, Inc.	907,141
4,800	MBIA, Inc.	295,488
10,600	State Street Corp.	640,876
		4,338,412
	Health Care - 22.1%
11,300	Affymetrix, Inc. (a)	431,434
3,000	Amgen, Inc. (a)	218,670
36,150	Biogen Idec, Inc. (a)	1,617,712
12,500	Chiron Corp. (a)	570,000
41,000	Eli Lilly & Co.	2,321,420
24,000	GlaxoSmithKline PLC - ADR	1,229,760
17,000	Guidant Corp.	1,251,200
30,900	Medtronic, Inc.	1,744,923

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2006 - (Unaudited), (continued)

Shares		Value

	Health Care (continued)
33,750	Novartis AG - ADR	$1,861,650
57,350	Pfizer, Inc.	1,472,748
10,900	Roche Holding AG - CHF	1,722,242
24,200	Sepracor, Inc. (a)	1,377,222
23,000	SurModics, Inc. (a)	848,240
20,000	Waters Corp. (a)	839,000
		17,506,221
	Industrials - 9.5%
7,000	3M Co.	509,250
18,950	Avery Dennison Corp.	1,132,073
4,700	Caterpillar, Inc.	319,130
6,000	FedEx Corp.	606,900
10,750	Fluor Corp.	945,462
47,050	JetBlue Airways Corp. (a)	613,532
5,200	Kirby Corp. (a)	291,876
48,200	Pall Corp.	1,388,160
105,200	Southwest Airlines Co.	1,731,592
		7,537,975
	Information Technology - 26.8%
4,950	Accenture Ltd. - Class A	156,074
3,588	Adobe Systems, Inc. (a)	142,515
19,350	Agilent Technologies, Inc. (a)	656,158
27,200	Akamai Technologies, Inc. (a)	593,776
6,000	AMIS Holdings, Inc. (a)	62,100
17,000	Applied Materials, Inc.	323,850
82,350	ASML Holding N.V. - ADR (a)	1,860,287
2,800	Autodesk, Inc. (a)	113,652
13,000	Avid Technology, Inc. (a)	645,710
18,000	Avocent Corp. (a)	598,860
23,000	Comverse Technology, Inc. (a)	629,970
28,900	Corning, Inc. (a)	703,715
12,000	Cymer, Inc. (a)	541,680
44,600	EMC Corp. (a)	597,640
1,100	First Data Corp.	49,610
16,500	Formfactor, Inc. (a)	492,030
220	Freescale Semiconductor, Inc. - Class B (a)	5,555
35,000	Intel Corp.	744,450
28,200	Intuit, Inc. (a)	1,475,706
6,800	KLA-Tencor Corp.	353,464
12,500	L.M. Ericsson Telephone Co. - ADR	456,000
1,250	McAfee, Inc. (a)	28,987
69,800	Micron Technology, Inc. (a)	1,024,664
42,000	Microsoft Corp.	1,182,300
5,000	Motorola, Inc.	113,550
221,700	Nortel Networks Corp. (a)	665,100
12,000	Nvidia Corp. (a)	539,520
92,300	Oracle Corp. (a)	1,160,211
10,000	Paychex, Inc.	363,500
33,000	Rambus, Inc. (a)	964,920
7,550	Research In Motion Ltd. (a)	509,625

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2006 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
12,050	Silicon Laboratories, Inc. (a)	$593,222
53,800	Symantec Corp. (a)	988,844
26,000	Texas Instruments, Inc.	759,980
12,000	Trimble Navigation Ltd. (a)	480,240
17,000	VeriSign, Inc. (a)	403,750
5,000	Yahoo!, Inc. (a)	171,700
		21,152,915
	Materials - 2.1%
9,500	Minerals Technologies, Inc.	530,765
5,600	Monsanto Co.	473,816
11,900	Praxair, Inc.	626,892
		1,631,473
	Telecommunication Services - 0.7%
25,050	Sprint Corp.	573,395

	TOTAL COMMON STOCKS	65,422,371
	(cost $57,981,636)
Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 10.3%
$8,174,075	Dreyfus Institutional US Treasury Money Market Fund	8,174,075
	TOTAL SHORT-TERM INVESTMENTS	8,174,075
	(cost $8,174,075)
	TOTAL INVESTMENTS
	(cost $66,155,711^) - 93.1%	73,596,446
	Other Assets in Excess of Liabilities - 6.9%	5,489,426
	TOTAL NET ASSETS - 100.0%	$79,085,872

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt

CHF -	Swiss Security

(a)	Non Income Producing

^ The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows:
	Cost of investments	$66,155,711
	Gross unrealized appreciation	$7,903,617
	Gross unrealized depreciation	(462,882)
	Net unrealized appreciation	$7,440,735

Because tax adjustments are calculated annually, the above table reflects tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2006 - (Unaudited)

Shares		Value

	COMMON STOCKS - 91.5%
	Consumer Discretionary - 8.1%
17,800	99 Cents Only Stores (a)	$185,832
23,000	AC Moore Arts & Crafts, Inc. (a)	348,910
17,900	Blue Nile, Inc. (a)	668,565
6,500	California Pizza Kitchen, Inc. (a)	212,680
19,900	CarMax, Inc. (a)	594,811
21,500	DIRECTV Group, Inc. (The) (a)	297,345
11,000	eBay, Inc. (a)	474,100
20,000	Gentex Corp.	334,000
16,000	Quiksilver, Inc. (a)	224,320
		3,340,563
	Consumer Staples - 2.7%
72,100	American Italian Pasta Co. - Class A	263,165
17,900	Cott Corp. (a)	208,535
40,100	Senomyx, Inc. (a)	651,625
		1,123,325
	Energy - 5.6%
1,800	Arch Coal, Inc.	156,096
25,000	Hanover Compressor Co. (a)	414,000
4,800	National Oilwell Varco, Inc. (a)	365,136
1,900	Noble Corp.	152,836
4,650	Pioneer Natural Resources Co.	246,915
5,350	Pogo Producing Co.	320,946
18,200	Pride International, Inc. (a)	642,642
		2,298,571
	Financials - 2.4%
12,800	Advance America Cash Advance Centers, Inc.	182,400
45,600	MarketAxess Holdings, Inc. (a)	588,240
3,850	MBIA, Inc.	237,006
		1,007,646
	Health Care - 17.5%
47,700	Abiomed, Inc. (a)	522,315
19,500	Affymetrix, Inc. (a)	744,510
79,950	Conceptus, Inc. (a)	1,303,185
102,000	Dendreon Corp. (a)	515,100
91,500	Pharmacyclics, Inc. (a)	450,180
8,200	Roche Holding AG - CHF	1,295,631
29,250	Sepracor, Inc. (a)	1,664,618
19,600	SurModics, Inc. (a)	722,848
		7,218,387
	Industrials - 8.3%
23,000	Alaska Air Group, Inc. (a)	734,390
8,350	Avery Dennison Corp.	498,829
4,000	Granite Construction, Inc.	161,920
73,125	JetBlue Airways Corp. (a)	953,550
27,100	Pall Corp.	780,480
19,300	Southwest Airlines Co.	317,678
		3,446,847

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2006 - (Unaudited), (continued)

Shares		Value

	Information Technology - 44.9%
12,420	Adobe Systems, Inc. (a)	$493,322
7,500	Agilent Technologies, Inc. (a)	254,325
47,400	Akamai Technologies, Inc. (a)	1,034,742
19,900	AMIS Holdings, Inc. (a)	205,965
65,150	ASML Holding N.V. - ADR (a)	1,471,739
12,500	Avid Technology, Inc. (a)	620,875
15,600	Avocent Corp. (a)	519,012
11,650	Comverse Technology, Inc. (a)	319,093
15,800	Cymer, Inc. (a)	713,212
2,000	Digital River, Inc. (a)	67,160
36,000	eSpeed, Inc. - Class A (a)	330,480
31,800	Faro Technologies, Inc. (a)	506,574
39,200	Formfactor, Inc. (a)	1,168,944
14,000	InPhonic, Inc. (a)	117,880
11,000	Intuit, Inc. (a)	575,630
15,000	KLA-Tencor Corp.	779,700
2,800	Macrovision Corp. (a)	52,052
5,600	McAfee, Inc. (a)	129,864
94,000	Micromuse, Inc. (a)	935,300
49,200	Micron Technology, Inc. (a)	722,256
193,500	Nortel Networks Corp. (a)	580,500
13,000	Nvidia Corp. (a)	584,480
101,200	Opsware, Inc. (a)	740,784
35,250	RADvision Ltd. (a)	639,435
37,000	Rambus, Inc. (a)	1,081,880
4,700	Research In Motion Ltd. (a)	317,250
8,150	Silicon Laboratories, Inc. (a)	401,225
72,000	SonicWALL, Inc. (a)	593,280
26,600	Stratasys, Inc. (a)	690,004
33,400	THQ, Inc. (a)	876,750
6,000	Trimble Navigation Ltd. (a)	240,120
26,700	VeriSign, Inc. (a)	634,125
4,000	Yahoo!, Inc. (a)	137,360
		18,535,318
	Materials - 2.0%
11,400	Minerals Technologies, Inc.	636,918
2,400	Monsanto Co.	203,064
		839,982
	TOTAL COMMON STOCKS
	(cost $32,657,194)	37,810,639

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 8.8%
$3,623,678	Dreyfus Institutionall US Treasury Money Market Fund	3,623,678
	TOTAL SHORT-TERM INVESTMENTS
	(cost $3,623,678)	3,623,678
	TOTAL INVESTMENTS
	(cost $36,280,872^) - 100.3%	41,434,317
	Liabilities in Excess of Other Assets - (0.3)%	(124,863)
	TOTAL NET ASSETS - 100.0%	$41,309,454

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2006 - (Unaudited), (continued)

		Value

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt

CHF -	Swiss Security

(a)	Non Income Producing

^ The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows:
	Cost of investments	$36,322,478
	Gross unrealized appreciation	$6,651,425
	Gross unrealized depreciation	(1,539,586)
	Net unrealized appreciation	$5,111,839

Because tax adjustments are calculated annually, the above table reflects tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PRIMECAP Odysseys Funds

By (Signature and Title)   /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date March 20, 2006

By (Signature and Title)   /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date March 20, 2006

By (Signature and Title)   /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date March 20, 2006

By (Signature and Title)*      /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date March 20, 2006

By (Signature and Title)*      /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date March 20, 2006

By (Signature and Title)*      /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date March 20, 2006

* Print the name and title of each signing officer under his or her signature.